Leases - Summary of Operating Leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	¥ 85,717
Operating leases, Right-of-use assets obtained in exchange for new lease obligations:	¥ 126,099
Operating leases, Weighted average remaining lease term	12 years 2 months 12 days
Operating leases, Weighted average discount rate	6.70%